CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net loss	$ (403,925)	$ (290,395)	$ (86,349)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,989	36,945	30,028
Impairment losses	7,054	234,109	39,515
Provision for doubtful receivables	618	243	316
Amortization and write-off of deferred financing costs	5,733	7,930	3,728
Amortization of deferred charter revenue	0	(568)	(3,194)
Amortization of backlog asset	1,603	8,697	13,890
Amortization of the beneficial conversion feature	71,561	8,161	5,942
Change in fair value of derivative financial instruments	(564)	(1,153)	(8,449)
Gain on disposal of vessels and release of debt (non-cash)	(33,005)	0	0
Payments for dry-docking / special survey costs	(985)	(6,650)	(3,548)
Share-based compensation	2,412	1,582	2,680
Warrants compensation expense	1,015	0	0
Loss on equity settlement	342,985	0	0
Discounts from suppliers	(1,355)	0	0
Gain on sale of vessels	(16,258)	(13,363)	(938)
Loss from investments in Joint Ventures	2,469	0	0
(Increase) decrease in:
Trade receivables	8,127	(6,740)	(927)
Other receivables	(1,583)	(1,211)	676
Inventories	1,389	1,300	617
Prepaid expenses	1,208	(611)	700
Due from/to managing agent	0	489	(2,712)
Due from/to related parties	275	330	(668)
Increase (decrease) in:
Accounts payable, trade	(2,866)	5,344	(823)
Accrued liabilities	(70)	11,638	(938)
Deferred income	(2,911)	834	769
Net cash used in operating activities	(11,084)	(3,089)	(9,685)
INVESTING ACTIVITIES:
Vessel acquisitions	0	(23,863)	(1,601)
Vessels under construction	(185)	(89,364)	(45,126)
Advances for vessel acquisition	0	0	(3,177)
Joint Ventures	(2,486)	0	0
Restricted cash for vessel installment payments	0	11,033	(11,033)
Cash acquired through business acquisition, net of cash paid	0	0	1,561
Cash surrendered through subsidiaries' foreclosure	(665)	0	0
Other fixed asset acquisitions	0	(190)	(76)
Proceeds from the sale of vessels	85,172	32,772	37,263
Net cash provided by / (used in) investing activities	81,836	(69,612)	(22,189)
FINANCING ACTIVITIES:
Principal repayments of long-term debt	(76,203)	(94,879)	(482,243)
Proceeds from long-term debt	3,000	51,318	419,445
Restricted cash for debt repayment	(1,061)	31,992	(21,038)
Proceeds from the sale and leaseback of vessels	0	26,600	86,800
Capital lease payments	0	(4,040)	(1,833)
Payments for deferred charges	(564)	(702)	(7,982)
Proceeds from issuance of common shares	0	0	1
Net cash (used in) / provided by financing activities	(74,828)	10,289	(6,850)
Net decrease in cash and cash equivalents	(4,076)	(62,412)	(38,724)
Cash and cash equivalents
Beginning of year	5,119	67,531	106,255
End of period	1,043	5,119	67,531
Supplemental Cash Flow information:
Interest paid, net of capitalised interest	7,875	30,642	23,684
Issuance of common shares for business combination	0	0	5,210
Issuance of common shares for investment in Joint Ventures	1,024	0	0
Release of liabilities for vessels under construction	9,179	0	0
Release of debt related to vessels under construction	5,492	0	0
Disposal of vessels applied to related debt	105,498	0	0
Disposal of vessels applied to capital lease obligations	30,481	0	0
Issuance of common shares for settlement of 7% Notes	138,111	0	0
Capital lease obligations settled with common shares and 4,5% convertible note	58,057	0	0
Release of purchase option liabilities	2,194	0	0
Assets and liabilities disposed of by foreclosure:
- Vessels	93,993	0	0
- Long-term debt	76,836	0	0
- Capital lease obligations	26,301	0	0
- Disposed other assets / liabilities, net	12,546	0	0
Issuance of common shares to settle accounts payable	11,694	0	0
Issuance of warrants for deferred charges	0	0	957
Assets disposed in connection with assumed acquisitions	0	0	8,501
Assets acquired and liabilities assumed under asset acquisitions:
- Acquired advances for vessels under construction	0	0	29,315
- Vessels and other fixed assets, net acquired	0	0	81,110
- Long-term debt assumed	0	0	118,868
Acquired other assets / liabilities, net	0	0	40,098
Assets acquired and liabilities assumed under business acquisitions:
- Vessels and other fixed assets, net acquired	0	0	143,808
- Long-term debt assumed	0	0	154,475
- Other assets and liabilities, net acquired	0	0	36
Progress payment payable for vessels under construction	0	8,873
Sale of vessels applied to related debt	$ 0	$ 64,532